GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area and Major Customer
Revenues:

	Year ended December 31,
	2014	2015	2016

License Revenues

Far East	$2,745	$1,433	$1,736
Germany	2,893	2,421	1,099
Rest of Europe	3,035	2,127	922
North and South America	2,091	1,343	1,961
Africa and Middle East	447	384	255

	11,211	7,708	5,973
Service Revenues

Far East	3,536	3,837	4,191
Germany	6,186	4,881	4,164
Rest of Europe	7,121	4,658	4,016
North and South America	7,435	12,270	12,847
Africa and Middle East	366	437	444

	24,644	26,083	25,662

Total revenues	$35,855	$33,791	$31,635

Schedule of Long-Lived Assets within Geographic Areas
The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2015	2016

Israel	$113	$110
USA	1,239	737
Other	92	153

Total Long-lived assets:	$1,444	$1,000